Liquidity And Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Liquidity And Going Concern [Abstract]
Liquidity And Going Concern	2. Liquidity and Going Concern Our accompanying condensed consolidated financial statements were prepared assuming we would continue as a going concern, which contemplates that we will continue in operation for the foreseeable future and will be able to realize assets and settle liabilities and commitments in the normal course of business for a period of at least one year from the issuance date of these condensed consolidated financial statements. These condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that could result should we be unable to continue as a going concern. We have incurred significant losses from operations and negative cash flows from operations in every year since inception and have utilized the proceeds from the sales of debt and equity securities and contingent funding arrangements with third parties to fund our operations, including the cost of litigation. For the nine months ended September 30, 2021, we incurred a net loss of approximately $9.0 million and negative cash flows from operations of approximately $6.9 million. At September 30, 2021, we had cash and cash equivalents of approximately $0.8 million and an accumulated deficit of approximately $430.1 million. Additionally, a significant amount of future proceeds that we may receive from our patent enforcement and licensing programs will first be utilized to repay borrowings and legal fees and expenses under our contingent funding arrangements. These circumstances raise substantial doubt about our ability to continue to operate as a going concern for a period of one year following the issue date of these condensed consolidated financial statements. For the nine months ended September 30, 2021, we received aggregate net proceeds from debt and equity financings of approximately $5.2 million and proceeds from the exercise of outstanding options and warrants of approximately $0.9 million. We used a significant portion of these proceeds to pay current obligations resulting in a reduction in our accounts payable and accrued expenses of approximately $4.1 million for the nine months ended September 30, 2021. Our current capital resources are not sufficient to meet our short-term liquidity needs and we will be required to seek additional capital. Our ability to meet our liquidity needs for the next twelve months is dependent upon (i) our ability to successfully negotiate licensing agreements and/or settlements relating to the use of our technologies by others in excess of our contingent payment obligations, (ii) our ability to control operating costs, and/or (iii) our ability to obtain additional debt or equity financing, if needed. We expect that proceeds received by us from patent enforcement actions and technology licenses over the next twelve months may not be sufficient to cover our working capital requirements. We expect to continue to invest in the support of our patent enforcement and licensing programs. The long-term continuation of our business plan is dependent upon the generation of sufficient revenues from our technologies and/or products to offset expenses and contingent payment obligations. In the event that we do not generate sufficient revenues, we will be required to obtain additional funding through public or private debt or equity financing or contingent fee arrangements and/or reduce operating costs. Failure to generate sufficient revenues, raise additional capital through debt or equity financings or contingent fee arrangements, and/or reduce operating costs will have a material adverse effect on our ability to meet our long-term liquidity needs and achieve our intended long-term business objectives.	2. LIQUIDITY AND GOING CONCERN The accompanying consolidated financial statements as of and for the year ended December 31, 2020 were prepared assuming we will continue as a going concern, which contemplates that we will continue in operation and will be able to realize our assets and settle our liabilities and commitments in the normal course of business for a period of at least one year from the issuance date of these consolidated financial statements. These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that could result should we be unable to continue as a going concern. We have incurred significant losses from operations and negative cash flows in every year since inception and have utilized the proceeds from the sales of our equity and equity-linked securities and our contingent funding arrangements with third-parties to fund our operations, including our litigation costs. For the year ended December 31, 2020, we incurred a net loss of approximately $19.6 million and negative cash flows from operations of approximately $4.8 million. At December 31, 2020, we had a working capital deficit of approximately $3.8 million and an accumulated deficit of approximately $421.4 million. These circumstances raise substantial doubt about our ability to continue to operate as a going concern for a period of one year after the issuance date of these consolidated financial statements. We had cash and cash equivalents of approximately $1.6 million at December 31, 2020. We received an additional $5.6 million in proceeds from debt and equity financings and warrant and option exercises in the first quarter of 2021, of which $3.0 million was used to settle outstanding accounts and notes payable for litigation costs (see Note 17). Our remaining capital resources will be used to fund our current obligations and ongoing operating costs; however these resources may not be sufficient to meet our liquidity needs for the next twelve months and we may be required to seek additional capital. Our business plan is currently focused solely on our patent enforcement and technology licensing objectives. The timing and amount of proceeds from our patent enforcement actions are difficult to predict and there can be no assurance we will receive any proceeds from these enforcement actions. Our ability to meet our liquidity needs for the twelve months after the issuance date of these financial statements is dependent upon one or more of (i) our ability to successfully negotiate licensing agreements and/or settlements relating to the use of our technologies by others in excess of our contingent payment obligations and (ii) our ability to raise additional capital from the sale of debt or equity securities or other financing arrangements. We anticipate that we will continue to invest in patent protection, licensing, and enforcement of our wireless technologies. We expect that revenue generated from patent enforcement actions, and technology licenses over the twelve months after the issuance date of these financial statements, if any, after deduction of payment obligations to our third-party litigation funder and legal counsel, may not be sufficient to cover our operating expenses. In the event we do not generate revenues, or other patent-asset proceeds, sufficient to cover our operational costs and contingent repayment obligation, we will be required to raise additional working capital through the sale of equity securities or other financing arrangements. The long-term continuation of our business plan is dependent upon our ability to secure sufficient financing to support our business, and our ability to generate revenues and/or patent-related proceeds sufficient to offset expenses and meet our contingent payment obligation and other long-term debt repayment obligations. Failure to generate sufficient revenues, raise additional capital through debt or equity financings, and/or reduce operating costs could have a material adverse effect on our ability to meet our short and long-term liquidity needs and achieve our intended long-term business objectives.